Significant Accounting Policies (Predecessor)	9 Months Ended	4 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor
Significant accounting policies
Significant Accounting Policies

2. Significant Accounting Policies

(a)     Principles of consolidation:  The consolidated financial statements incorporate the financial statements of the Company and its wholly-owned subsidiaries. Income and expenses of subsidiaries acquired or disposed of during the period are included in the consolidated statements of income from the effective date of acquisition and up to the effective date of disposal, as appropriate. All intercompany balances and transactions have been eliminated.

(b)     Use of estimates:  The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c)     Other comprehensive income/(loss):  The Company follows the accounting guidance relating to Comprehensive Income, which requires separate presentation of certain transactions that are recorded directly as components of stockholders’ equity. The Company has no other comprehensive income/(loss) and accordingly, comprehensive income/(loss) equals net income/(loss) for the period presented and thus has not presented this in the statement of operations or in a separate statement.

(d)     Foreign currency translation:  The functional currency of the Company is the U.S. Dollar. Foreign currency transactions are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. As of balance sheet date, monetary assets and liabilities that are denominated in a currency other than the functional currency are adjusted to reflect the exchange rate at the balance sheet date and any gains or losses are included in the statement of operations. For the period presented, the Company had no foreign currency derivative instruments.

(e)     Cash and cash equivalents:  The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

(f)      Restricted cash:  Restricted cash represents pledged cash deposits or minimum liquidity to be maintained with certain banks under the Company’s borrowing arrangements. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months or relates to general minimum liquidity requirements with no obligation to retain such funds in retention accounts, these deposits are classified as current assets otherwise they are classified as non-current assets.

(g)     Trade receivables (net):  Trade receivables (net), reflect receivables from vessel charters, net of an allowance for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. Provision for doubtful accounts for the period presented was zero.

(h)     Inventories:  Inventories consist of bunkers on board the vessels when vessels are unemployed or are operating under voyage charters and lubricants and stores on board the vessels. Inventories are stated at the lower of cost or market. Cost is determined by the first in, first out method.

(i)      Vessels:  Vessels are stated at cost, less accumulated depreciation. The costs of the vessels acquired as part of a business acquisition are recorded at their fair value on the date of acquisition. The cost of vessels purchased consists of the contract price, less discounts, plus any direct expenses incurred upon acquisition, including improvements, commission paid, delivery expenses and other expenditures to prepare the vessel for her initial voyage. The initial purchase of LPG coolant for the refrigeration of cargo is also capitalized. Interest costs incurred to finance the cost of vessels during their construction period are capitalized. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Repairs and maintenance are expensed as incurred.

(j)      Impairment of long-lived assets:  The Company reviews their vessels “held and used” for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of future undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the asset is evaluated for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset.

(k)     Vessel depreciation:  Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Management estimates the useful life of its vessels to be 25 years from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

(l)      Drydocking and special survey costs:  Drydocking and special survey costs are accounted under the deferral method whereby the actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. We are required to drydock each of our vessels every five years until it reaches 15 years of age, after which we are required to drydock the applicable vessel every two and one-half years. Costs deferred are limited to actual costs incurred at the yard and parts used in the drydocking or special survey. Costs deferred include expenditures incurred relating to shipyard costs, hull preparation and painting, inspection of hull structure and mechanical components, steelworks, machinery works, and electrical works. If a survey is performed prior to the scheduled date, the remaining unamortized balances are immediately written off. Unamortized balances of vessels that are sold are written-off and included in the calculation of the resulting gain or loss in the period of the vessel’s sale. The amortization charge is presented within Depreciation and amortization in the consolidated statement of operations.

(m)   Financing costs:  Financing fees incurred for obtaining new loans and credit facilities are deferred and amortized to interest expense over the respective term of the loan or credit facility using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period the repayment or refinancing is made, subject to the accounting guidance regarding Debt—Modifications and Extinguishments. Any unamortized balance of costs related to credit facilities repaid is expensed in the period. Any unamortized balance of costs relating to credit facilities refinanced are deferred and amortized over the term of the respective credit facility in the period the refinancing occurs, subject to the provisions of the accounting guidance relating to Debt—Modifications and Extinguishments. The unamortized financing costs are reflected in Deferred charges in the accompanying consolidated balance sheet.

(n)     Revenues and expenses:  Revenue is recognized when an agreement exists, the vessel is made available to the charterer or services are provided, the charter hire is determinable and collection of the related revenue is reasonably assured.

Time charter revenue:  Time charter revenues are recorded ratably over the term of the charter as service is provided. Time charter revenues received in advance of the provision of charter service are recorded as Deferred income and recognized when the charter service is rendered. Deferred income or Accrued revenue also may result from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates. Deferred income and Accrued revenue amounts that will be recognized within the next twelve months are presented as current, with amounts to be recognized thereafter presented as non-current. Revenues earned through the profit sharing arrangements in the time charters represent contingent rental revenues that are recognized when earned and amounts are reasonably assured based on estimates provided by the charterer.

Voyage charter revenue:  Under a voyage charter, the revenues are recognized on a pro-rata basis over the duration of the voyage determined on a discharge—to discharge port basis but the Company does not begin recognizing revenue until a charter has been agreed to by the customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port for its next voyage. In the event a vessel is acquired or sold while a voyage is in progress, the revenue recognized is based on an allocation formula agreed between the buyer and the seller. Demurrage income represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized when earned and collection is reasonably assured. Dispatch expense represents payments by the Company to the charterer when loading or discharging time is less than the stipulated time in the voyage charter and is recognized as incurred. Voyage charter revenue relating to voyages in progress as of the balance sheet date are accrued and presented in Trade receivables and Accrued revenue in the balance sheet.

Commissions:  Charter hire commissions to brokers or the Manager, if any, are deferred and amortized over the related charter period and are included in Voyage expenses.

Vessel operating expenses:  Vessel operating expenses are accounted for as incurred on the accrual basis. Vessel operating expenses include crew wages and related costs, the cost of insurance, expenses relating to repairs and maintenance, the cost of spares and consumable stores and other miscellaneous expenses.

(o)     Repairs and maintenance:  All repair and maintenance expenses, including underwater inspection costs are expensed in the period incurred. Such costs are included in Vessel operating expenses.

(p)     Segment reporting:  Each of the Company’s vessels serve the same type of customer, have similar operations and maintenance requirements, operate in the same regulatory environment, and are subject to similar economic characteristics. Based on this, the Company has determined that it operates in one reportable segment, the international transportation of liquid petroleum gas with its fleet of vessels. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

(q)     Derivative Instruments:  The Company enters into interest rate swap agreements to manage its exposure to fluctuations of interest rate risk associated with its borrowings. All derivatives are recognized in the consolidated financial statements at their fair value, as either a derivative asset or a liability. The fair value of the interest rate derivatives is based on a discounted cash flow analysis. When such derivatives do not qualify for hedge accounting, the Company recognizes their fair value changes in current period earnings. When the derivatives do qualify for hedge accounting, depending upon the nature of the hedge, changes in fair value of the derivatives are either offset against the fair value of assets, liabilities or firm commitments through income, or recognized in other comprehensive income/(loss) (effective portion) until the hedged item is recognized in the consolidated statements of income. For the periods presented, no derivatives were accounted for as accounting hedges.

(r)      Fair value of financial instruments:  In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at fair value in one of the following three categories:

Level 1:        Quoted market prices in active markets for identical assets or liabilities.

Level 2:        Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3:        Unobservable inputs that are not corroborated by market data.

(s)      Recent accounting pronouncements:  On May 28, 2014, the FASB issued ASU 2014-09, Revenue From Contracts With Customers, which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This standard is effective for public entities with reporting periods beginning after December 15, 2016. Early adoption is not permitted. The Company has not yet evaluated the impact, if any, of the adoption of this new standard.

2. Significant Accounting Policies

(a)     Principles of combination:  The accompanying combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts and operating results of the legal entities comprising the Owning Companies as discussed in Note 1, which were all under common management. The combined statements represent an aggregation of the U.S. GAAP financial information of the entities comprising the Owning Companies. All intercompany balances and transactions have been eliminated upon combination.

(b)     Use of estimates:  The preparation of the Predecessor combined financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c)     Other comprehensive income/(loss):  The Company follows the accounting guidance relating to Comprehensive Income, which requires separate presentation of certain transactions that are recorded directly as components of stockholders’ equity. The Company has no other comprehensive income/(loss) and accordingly, comprehensive income/(loss) equals net income/(loss) for the periods presented.

(d)     Foreign currency translation:  The functional currency of the Company is the U.S. Dollar. Each foreign currency transaction is measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. As of the balance sheet date, monetary assets and liabilities that are denominated in a currency other than the functional currency are adjusted to reflect the exchange rate at the balance sheet date and any gains or losses are included in the combined statement of operations.

(e)     Cash and cash equivalents:  The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

(f)      Trade receivables (net):  Trade receivables (net), reflect receivables from vessel charters, net of an allowance for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No allowance for doubtful accounts was recorded for the periods presented.

(g)     Inventories:  Inventories consist of bunkers on board the vessels when vessels are unemployed or are operating under voyage charters and lubricants and stores on board the vessels. Inventories are stated at the lower of cost or market. Cost is determined by the first in, first out method.

(h)     Vessels:  Vessels are stated at cost, less accumulated depreciation. The cost of the vessels consists of the contract price, less discounts, plus any direct expenses incurred upon acquisition, including improvements, commission paid, delivery expenses and other expenditures to prepare the vessel for her initial voyage. The cost of vessels constructed includes financing costs incurred during the construction period. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Repairs and maintenance are expensed as incurred.

(i)      Impairment of long-lived assets:  The Company reviews their vessels “held and used” for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of future undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the asset is evaluated for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. In this respect, management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company’s vessels.

(j)      Vessel depreciation:  Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate, which is estimated to be $ 400 per lightweight ton. Management of the Owning Companies estimates the useful life of its vessels to be 20 years from the date of initial delivery from the shipyard for VLGC’s and 25 years for PGC vessels. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

(k)     Drydocking and special survey costs:  Drydocking and special survey costs are accounted under deferral method whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. We are required to drydock a vessel once every five years until it reaches 15 years of age, after which we are required to drydock the applicable vessel every two and one-half years. Costs deferred are limited to actual costs incurred at the yard and parts used in the drydocking or special survey. Costs deferred include expenditures incurred relating to shipyard costs, hull preparation and painting, inspection of hull structure and mechanical components, steelworks, machinery works, and electrical works. If a survey is performed prior to the scheduled date, the remaining unamortized balances are immediately written off. Unamortized balances of vessels that are sold are written-off and included in the calculation of the resulting gain or loss in the period of the vessel’s sale. The amortization charge is presented within “Depreciation and amortization” in the combined statements of operations.

(l)      Financing costs:  Financing fees incurred for obtaining new loans and credit facilities are deferred and amortized to interest expense over the respective loan or credit facility using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period the repayment or refinancing is made, subject to the accounting guidance regarding debt extinguishment. Any unamortized balance of costs related to credit facilities repaid is expensed in the period. Any unamortized balance of costs relating to credit facilities refinanced are deferred and amortized over the term of the respective credit facility in the period the refinancing occurs, subject to the provisions of the accounting guidance relating to debt extinguishment. The unamortized financing costs are reflected in Deferred Charges in the accompanying combined balance sheets.

(m)   Revenue and expenses:  Revenue is recognized when an agreement exists, the vessel is made available to the charterer or services are provided, the charter hire is determinable and collection of the related revenue is reasonably assured.

Time charter revenue:  Time charter revenues are recorded ratably over the term of the charter as service is provided. Time charter revenues received in advance of the provision of charter service are recorded as deferred income and recognized when the charter service is rendered. Accrued revenue results from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates. Deferred income and accrued revenue amounts that will be recognized within the next twelve months are presented as current, with amounts to be recognized thereafter presented as non-current. Revenues earned through the profit sharing arrangements in the time charters represent contingent rental revenues that are recognized when earned and amounts are reasonably assured based on estimates provided by the charterer.

Voyage charter revenue:  Under a voyage charter, the revenues are recognized on a pro-rata basis over the duration of the voyage determined on a discharge—to discharge port basis but the Company does not begin recognizing revenue until a charter has been agreed to by the customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port for its next voyage. In the event a vessel is sold while a voyage is in progress, the revenue recognized is based on an allocation formula agreed between the buyer and the seller. Demurrage income represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized when earned and collection is reasonably assured. Dispatch expense represents payments by the Company to the charterer when loading or discharging time is less than the stipulated time in the voyage charter and is recognized as incurred.

Commissions:  Charter hire commissions to brokers or the Manager are deferred and amortized over the related charter period and are included in Voyage expenses.

Vessel operating expenses:  Vessel operating expenses are accounted for as incurred on the accrual basis. Vessel operating expenses include crew wages and related costs, the cost of insurance, expenses relating to repairs and maintenance, the cost of spares and consumable stores, and other miscellaneous expenses.

(n)     Repairs and maintenance:  All repair and maintenance expenses, including underwater inspection costs are expensed in the period incurred. Such costs are included in Vessel operating expenses.

(o)     Segment reporting:  Each of the Owning Company’s vessels serve the same type of customer, have similar operations and maintenance requirements, operate in the same regulatory environment, and are subject to similar economic characteristics. Based on this, the Company has determined that it operates in one reportable segment, the international transportation of liquid petroleum gas with its fleet of vessels. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

(p)     Derivative Instruments:  The Company enters into interest rate swap agreements to manage its exposure to fluctuations of interest rate risk associated with its borrowings. All derivatives are recognized in the combined financial statements at their fair value, as either a derivative asset or a liability. The fair value of the interest rate derivatives is based on a discounted cash flow analysis. When such derivatives do not qualify for hedge accounting, the Company recognizes their fair value changes in current period earnings.

(q)     Fair value of financial instruments:

In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at fair value in one of the following three categories:

Level 1:	Quoted market prices in active markets for identical assets or liabilities

Level 2:	Observable market based inputs or unobservable inputs that are corroborated by market data

Level 3:	Unobservable inputs that are not corroborated by market data.

(r)      Recent accounting pronouncements:  There are no recent accounting pronouncements the adoption of which would have a material effect on the Company’s combined financial statements in the current period or expected to have an impact on future periods.